UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-004889

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2006

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 18.8% of Net Assets
	Convertible Preferred (Restricted) – 17.0%
	Drug Discovery Technologies – 1.8%
1,587,302	Agilix Corporation Series B (a)(b)	$94,540
250,000	Ceres, Inc. Series C (a)	1,500,000
21,462	Ceres, Inc. Series C-1 (a)	128,772
175,540	Ceres, Inc. Series D (a)	1,053,240
174,848	Cougar Biotechnology Inc. Series A (a)	787,498
932,488	Galileo Pharmaceuticals, Inc. Series F-1 (a)	93
1,846,154	Matritech Inc. warrants (expiration 1/17/11) (a)	0
200,000	Zyomyx, Inc. Series A New (a)	20,000
200	Zyomyx, Inc. Series B New (a)	20
	Emerging Biopharmaceuticals – 5.1%
744,921	Agensys, Inc. Series C (a)	2,200,201
1,724,138	Corus Pharma, Inc. Series C (a)	1,000,000
1,212,121	Raven biotechnologies, Inc. Series B (a)	1,006,060
1,872,772	Raven biotechnologies, Inc. Series C (a)	1,554,401
2,722,014	Raven biotechnologies, Inc. Series D (a)	800,000
1,415,385	TargeGen, Inc. Series C (a)	1,840,001
30,920	Therion Biologics Corporation Series A (a)	309
160,000	Therion Biologics Corporation Series B (a)	1,600
271,808	Therion Biologics Corporation Series C (a)	2,718
203,856	Therion Biologics Corp. warrants (expiration 9/26/06) (a)	0
22,224	Therion Biologics Corporation Series C-2 (a)	222
16,668	Therion Biologics Corp. warrants (expiration 8/18/08) (a)	0
28,991	Therion Biologics Corporation Sinking Fund (a)	290
1,645,000	Xanthus Life Sciences, Inc. Series B (a)	1,645,000
	Healthcare Services – 3.8%
1,051,429	CardioNet, Inc. Series C (a)	3,680,001
35,254	CardioNet warrants (expiration 5/01/11) (a)	0
322,168	CytoLogix Corporation Series A (a) (b)	265,789
151,420	CytoLogix Corporation Series B (a) (b)	124,922
3,589,744	PHT Corporation Series D (a) (b)	2,800,000
802,996	PHT Corporation Series E (a) (b)	626,337
	Medical Devices and Diagnostics – 6.3%
3,235,293	Concentric Medical, Inc. Series B (a) (b)	4,529,410
1,162,790	Concentric Medical, Inc. Series C (a) (b)	1,627,906
455,333	Concentric Medical, Inc. Series D (a) (b)	637,466
177,778	EPR, Inc. Series A (a)	1,778
2,446,016	Labcyte, Inc. Series C (a)	1,280,000
130,000	Masimo Corporation Series D	1,430,000
1,088,436	OmniSonics Medical Technologies, Inc. Series B (a)	1,308,518
1,031,992	OmniSonics Medical Technologies, Inc. Series C (a)	1,077,400
43,478	TherOx, Inc. Series H (a)	165,216
99,646	TherOx, Inc. Series I (a)	384,733
2,813	Therox warrants (expiration 1/26/10) (a)	0
5,427	Therox warrants (expiration 6/09/09) (a)	0
		$33,574,441

1

PRINCIPAL
AMOUNT		VALUE
	Convertible Notes (Restricted) – 1.8%
	Drug Discovery Technologies – 1.6%
$2,000,000	Matritech Inc., 15.00% due 2009	$3,261,538
	Healthcare Services – 0.2%
211,310	CardioNet, Inc. Cvt. Note, 8.00% due 2006	211,310
112,224	CytoLogix Corporation Cvt. Note, 6.75% (b) (c)	112,224
		$3,585,072
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $44,511,927)	$ 37,159,513

SHARES
	COMMON STOCKS AND WARRANTS – 75.9%
	Biopharmaceuticals – 26.3%
311,111	Akorn, Inc. (a)	1,238,222
108,889	Akorn Inc. warrants (expiration 3/07/11) (a)	0
201,250	Alexza Pharmaceuticals, Inc. (a)	1,475,162
39,300	Amgen, Inc. (a)	2,563,539
351,500	Bioenvision, Inc. (a)	1,873,495
7,000	Celgene Corp. (a)	332,010
194,180	Corcept Therapeutics Inc. (a)	786,429
534,805	Critical Therapeutics, Inc. (a)	1,925,298
159,672	Critical Therapeutics warrants (expiration 6/20/08) (a)	0
247,653	Cubist Pharmaceuticals, Inc. (a)	6,235,903
33,500	Genentech, Inc. (a)	2,740,300
84,732	Genzyme Corporation (a)	5,172,889
149,425	Gilead Sciences, Inc. (a)	8,839,983
242,325	Idenix Pharmaceuticals Inc. (a)	2,277,855
400,950	Insmed Inc. (a)	641,520
540,559	Inspire Pharmaceuticals, Inc. (a)	2,513,599
93,810	MedImmune, Inc. (a)	2,542,251
82,740	Myriad Genetics Inc. (a)	2,089,185
668,100	Point Therapeutics, Inc. (a)	1,656,888
378,480	SGX Pharmaceuticals, Inc. (a)	1,949,172
375,384	Tercica, Inc. (a)	1,985,781
52,250	United Therapeutics Corp. (a)	3,018,482
		51,857,963
	Drug Delivery – 2.5%
526,855	DepoMed, Inc. (a)	3,092,639
106,760	Noven Pharmaceuticals, Inc. (a)	1,911,004
		5,003,643

2

SHARES		VALUE
	Drug Discovery Technologies – 5.3%
184,848	Avalon Pharmaceuticals, Inc. (a)	$626,635
19,428	Cougar Biotechnology Inc. (Restricted) (a)	87,502
460,232	deCODE Genetics, Inc. (a)	2,848,836
531,700	Pharmacopeia Drug Discovery, Inc. (a)	2,126,800
120,737	Senomyx, Inc. (a)	1,742,235
156,000	ZymoGenetics, Inc. (a)	2,959,320
200,000	Zyomyx, Inc. (Restricted) (a)	2,000
		10,393,328
	Emerging Biopharmaceuticals – 17.8%
253,420	ACADIA Pharmaceuticals, Inc. (a)	2,138,865
506,354	Ariad Pharmaceuticals, Inc. (a)	2,283,657
290,608	Barrier Therapeutics, Inc. (a)	1,900,576
25,000	Coley Pharmaceutical Group Inc (a)	288,750
174,429	Cytokinetics, Inc. (a)	1,097,159
87,570	DOV Pharmaceutical, Inc. (a)	185,648
723,800	Epix Pharmaceuticals, Inc. (a)	3,148,530
319,380	Exelixis, Inc. (a)	3,209,769
261,311	Kosan Biosciences, Inc. (a)	1,045,244
774,000	Lexicon Genetics, Inc. (a)	3,397,860
62,909	Momenta Pharmaceuticals, Inc. (a)	799,573
41,707	Myogen, Inc. (a)	1,209,503
51,080	Myogen, Inc. warrants (expiration 9/29/09) (a)	1,082,896
322,410	Neurogen Corporation (a)	1,650,739
251,822	Nitromed, Inc. (a)	1,216,300
153,300	Rigel Pharmaceuticals, Inc. (a)	1,491,609
415,700	Sangamo BioSciences, Inc. (a)	2,452,630
455,320	Seattle Genetics, Inc. (a)	2,094,472
60,104	Telik, Inc. (a)	991,716
145,958	Theravance, Inc. (a)	3,339,519
146,982	Therion Biologics Corporation (Restricted) (a)	1,470
		35,026,485
	Generic Pharmaceuticals – 4.3%
305,100	Caraco Pharmaceutical Laboratories, Ltd. (a)	2,791,665
429,582	Impax Laboratories, Inc. (a)	2,684,887
94,708	Teva Pharmaceutical Industries, Ltd. (d)	2,991,826
		8,468,378
	Healthcare Services – 4.5%
148,148	Aveta, Inc. (Restricted) (a)	1,999,998
17,416	DakoCytomation, Inc. (Restricted) (e)	181,301
212,890	Emageon, Inc. (a)	3,106,065
106,500	National Medical Health Card Systems, Inc. (a)	1,469,700
204,139	Syntiro Healthcare Services (Restricted) (a)	204
2,475,000	Zix Corp. (a)	2,079,000
1,485,000	Zix Corp. warrants (expiration 10/01/11) (a)	0
		8,836,268

3

	Medical Devices and Diagnostics – 15.2%
100,970	Adeza Biomedical Corporation (a)	1,415,599
458,850	Align Technology, Inc. (a)	3,390,902
298,577	Conor Medsystems, Inc. (a)	8,237,739
58,800	Conor Medsystems, Inc. (Restricted) (a)	1,541,177
73,832	Genomic Health Inc. (a)	869,003
57,920	IDEXX Laboratories, Inc. (a)	4,351,530
130,000	Masimo Corporation (Restricted)	1,300
447,080	Medwave, Inc. (a)	1,131,112
111,770	Medwave Inc. (expiration 8/21/11) (a)	0
717,585	Orthovita, Inc. (a)	3,028,209
139,019	Songbird Hearing, Inc. (Restricted) (a)	1,390
927,713	Third Wave Technologies, Inc. (a)	2,764,585
382,583	VNUS Medical Technologies, Inc. (a)	3,206,046
		29,938,592
	TOTAL COMMON STOCKS AND WARRANTS (Cost $138,747,379)	$149,524,657

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 4.6%
$6,000,000	American Express Corp.; 5.25% due 07/07/06	5,994,750
2,994,000	United Parcel Service America Inc.; 4.95% due 07/05/06	2,992,353
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,987,103)	$ 8,987,103
	TOTAL INVESTMENTS – 99.3% (Cost $192,246,409)	$195,671,273
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%	1,306,299
	NET ASSETS - 100%	$196,977,572

(a)          Non-income producing security.

(b)         Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $10,818,594).

(c)          Variable maturity.

(d)         American Depositary Receipt.

(e)          Foreign security.

4

HQL

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.  Exchange-traded investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Fund.  The fair value of venture capital and other restricted securities is determined in good faith by the Trustees.  However, because of the uncertainty of fair valuations these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Trustees consider may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing.  Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2006, as determined by the Trustees of the Fund.  The Fund may invest up to 40% of its net assets in venture capital and other restricted securities.  The values of these securities represent 21% of the Fund’s net assets at June 30, 2006.  With the exception of Conor Medsystems, Inc. Restricted Common, the Fund on its own does not have the right to demand that such securities be registered.  Subject to certain conditions, the Fund has the right to request registration of Conor Medsystems, Inc. Restricted Common.

			Carrying
	Acquisition		Value
Security (e)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$2,204,684	$2.95	$2,200,201
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	1,711,313	0.06	94,540
Aveta, Inc.
Restricted Common	12/21/05	1,999,998	13.50	1,999,998
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	3,701,130	3.50	3,680,001
Convertible Note	8/15/05	211,310	100.00	211,310
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,875	6.00	1,500,000
Series C-1 Cvt. Pfd.	3/31/01	74,325	6.00	128,772
Series D Cvt. Pfd.	3/14/01	1,046,778	6.00	1,053,240
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	2,219,473	1.40	4,529,410
Series C Cvt. Pfd.	12/19/03	999,999	1.40	1,627,906
Series D Cvt. Pfd.	9/30/05	638,511	1.40	637,466
Conor Medsystems, Inc.
Restricted Common	10/23/03-8/6/04	351,643	26.21	1,541,177
Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	2,004,597	0.58	1,000,000
Cougar Biotechnology Inc.
Series A Cvt. Pfd.	3/30/06	787,501	4.50	787,498
Restricted Common	3/30/06	87,500	4.50	87,502
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,077,912	0.83	265,789
Series B Cvt. Pfd.	1/11/01	506,622	0.83	124,922
Convertible Note	5/29/02	112,224	100.00	112,224
Dako A/S
Restricted Common	6/14/04	734,913	10.41	181,301
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	800,331	0.01	1,778
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	2,001,929	0.00	93
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,282,337	0.52	1,280,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	910,530	11.00	1,430,000
Restricted Common	3/31/98	0	0.01	1,300
Matritech, Inc.
Convertible Note	1/17/06	2,013,664	163.08	3,261,538
Omnisonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	1,606,312	1.20	1,308,518
Series C Cvt. Pfd.	10/1/03	1,200,224	1.04	1,077,400
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-12/17/03	627,472	0.78	626,337

			Carrying
	Acquisition		Value
Security (e)	Date	Cost	per Unit	Value
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	2,001,150	0.83	1,006,060
Series C Cvt. Pfd.	11/26/02	1,554,400	0.83	1,554,401
Series D Cvt. Pfd.	6/23/05	803,610	0.29	800,000
Songbird Hearing, Inc.
Restricted Common	12/14/00	2,003,239	0.01	1,390
Syntiro Healthcare Services
Restricted Common	2/5/97	800,325	0.001	204
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,331	1.30	1,840,001
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	289,847	0.01	309
Series B Cvt. Pfd.	6/22/99	600,929	0.01	1,600
Series C Cvt. Pfd.	9/26/01-10/15/01	1,019,568	0.01	2,718
Series C-2 Cvt. Pfd.	8/13/03	40,003	0.01	222
Sinking Fund Cvt. Pfd.	10/18/94-4/3/96	582,505	0.01	290
Restricted Common	6/30/93	251,642	0.01	1,470
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,626	3.80	165,216
Series I Cvt. Pfd.	7/8/05	386,273	3.86	384,733
Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03, 3/23/06	1,645,880	1.00	1,645,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	2/19/99, 1/12/04	199,800	0.10	20,000
Series B New Cvt. Pfd.	3/31/04	112	0.10	20
New Restricted Common	2/19/99-7/22/02	2,401,101	0.01	2,000
		$53,142,289		$40,975,855	(f)

(e) See Schedule of Investments and corresponding footnotes for more information on each issuer.

(f) Represents 21% of the Fund’s net assets as of June 30, 2006.

Federal Income Tax Cost- At June 30, 2006, the total cost of securities for Federal income tax purposes was $192,246,409. The net unrealized gain on securities held by the Fund was $3,424,864, including gross unrealized gain of $43,423,675 and gross unrealized loss of $39,998,811.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the nine months ended June 30, 2006 were as follows:

Issuer	Value on October 1, 2005	Purchases	Sales	Income	Value on June 30, 2006
Agilix Corporation	$380,952	$—	$—	$—	$94,540
Concentric Medical, Inc.	6,794,782	—	—	—	6,794,782
CytoLogix Corporation	502,935	—	—	5,681	502,935
PHT Corporation	3,426,337	—	—	—	3,426,337
	$11,105,006	$—	$—	$5,681	$10,818,594

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/29/06

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen Eckert
Kathleen Eckert, Treasurer

Date	8/29/06